UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service:	The Corporation Trust Company 1209 Orange Street Wilmington, DE 19801
with a copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	800-267-7400
Date of fiscal year end:	March 31st
Date of reporting period:	July 1, 2021 to June 30, 2022

Item 1.  Proxy Voting Record.

Perkins Discovery Fund
--------------------------------------------------------------------------------------------------------------------------
 AGRIFY CORPORATION                                                                          Agenda Number:  935622197
--------------------------------------------------------------------------------------------------------------------------
    Security:  00853E107                                                             Meeting Type:  Annual
      Ticker:  AGFY                                                                  Meeting Date:  08-Jun-2022
        ISIN:  US00853E1073
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Raymond Chang                                             Mgmt          For                            For
       Guichao Hua                                               Mgmt          For                            For
       Timothy Mahoney                                           Mgmt          For                            For
       Thomas Massie                                             Mgmt          For                            For
       Leonard J. Sokolow                                        Mgmt          For                            For
       Krishnan Varier                                           Mgmt          For                            For
       Stuart Wilcox                                             Mgmt          For                            For

2.     To approve the Agrify Corporation 2022 Omnibus            Mgmt          For                            For
       Incentive Plan.

3.     To approve the Agrify Corporation 2022 Employee Stock     Mgmt          For                            For
       Purchase Plan.

4.     To approve an Amendment to the Company's Articles of      Mgmt          For                            For
       Incorporation to increase the number of authorized
       shares of common stock from 50,000,000 to 100,000,000,
       and to correspondingly increase the total authorized
       shares of stock from 53,000,000 to 103,000,000.

5.     To ratify the appointment of Marcum, LLP as the           Mgmt          For                            For
       Company's independent registered public accounting
       firm for the fiscal year ending December 31, 2022.

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 AIRGAIN INC                                                                                 Agenda Number:  935646161
--------------------------------------------------------------------------------------------------------------------------
    Security:  00938A104                                                             Meeting Type:  Annual
      Ticker:  AIRG                                                                  Meeting Date:  22-Jun-2022
        ISIN:  US00938A1043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class III Director for a three-year term      Mgmt          For                            For
       to expire at the 2025 annual meeting: Kiva A. Allgood

1.2    Election of Class III Director for a three-year term      Mgmt          For                            For
       to expire at the 2025 annual meeting: Thomas A. Munro

1.3    Election of Class III Director for a three-year term      Mgmt          For                            For
       to expire at the 2025 annual meeting: Jacob Suen

2.     To consider and vote upon the ratification of the         Mgmt          For                            For
       appointment of Grant Thornton LLP as our independent
       registered public accounting firm for the fiscal year
       ending December 31, 2022.

3.     To consider and vote upon, on an advisory basis, the      Mgmt          For                            For
       compensation of our named executive officers as
       disclosed in this proxy statement.

4.     To consider and vote upon, on an advisory basis,          Mgmt          1 Year                         For
       whether the stockholder vote to approve the
       compensation of the named executive officers should
       occur every one, two or three years.

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 AKOUSTIS TECHNOLOGIES, INC.                                                                 Agenda Number:  935494550
--------------------------------------------------------------------------------------------------------------------------
    Security:  00973N102                                                             Meeting Type:  Annual
      Ticker:  AKTS                                                                  Meeting Date:  28-Oct-2021
        ISIN:  US00973N1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Steven P. DenBaars                                        Mgmt          For                            For
       Arthur E. Geiss                                           Mgmt          For                            For
       J. Michael McGuire                                        Mgmt          For                            For
       Jeffrey K. McMahon                                        Mgmt          For                            For
       Jerry D. Neal                                             Mgmt          For                            For
       Suzanne B. Rudy                                           Mgmt          For                            For
       Jeffrey B. Shealy                                         Mgmt          For                            For

2.     Proposal to approve, on a non-binding, advisory basis,    Mgmt          For                            For
       the compensation paid to the Company's named executive
       officers.

3.     Proposal to ratify the appointment of Marcum LLP as       Mgmt          For                            For
       the Company's independent registered public accounting
       firm for the fiscal year ending June 30, 2022.

--------------------------------------------------------------------------------------------------------------------------
 ANI PHARMACEUTICALS, INC.                                                                   Agenda Number:  935586618
--------------------------------------------------------------------------------------------------------------------------
    Security:  00182C103                                                             Meeting Type:  Annual
      Ticker:  ANIP                                                                  Meeting Date:  27-Apr-2022
        ISIN:  US00182C1036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Robert E. Brown, Jr.                Mgmt          For                            For

1B.    Election of Director: Thomas Haughey                      Mgmt          For                            For

1C.    Election of Director: Nikhil Lalwani                      Mgmt          For                            For

1D.    Election of Director: David B. Nash, M.D., M.B.A.         Mgmt          For                            For

1E.    Election of Director: Antonio R. Pera                     Mgmt          For                            For

1F.    Election of Director: Renee P. Tannenbaum, Pharm.D.       Mgmt          For                            For

1G.    Election of Director: Muthusamy Shanmugam                 Mgmt          For                            For

1H.    Election of Director: Jeanne A. Thoma                     Mgmt          For                            For

1I.    Election of Director: Patrick D. Walsh                    Mgmt          For                            For

2.     To ratify the appointment of EisnerAmper LLP as the       Mgmt          For                            For
       Company's independent registered public accounting
       firm for the year ending December 31, 2022.

3.     To approve the compensation of the Company's named        Mgmt          For                            For
       executive officers, on an advisory basis.

4.     To approve the Amended and Restated 2022 Stock            Mgmt          For                            For
       Incentive Plan.

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 ASURE SOFTWARE, INC.                                                                        Agenda Number:  935642175
--------------------------------------------------------------------------------------------------------------------------
    Security:  04649U102                                                             Meeting Type:  Annual
      Ticker:  ASUR                                                                  Meeting Date:  31-May-2022
        ISIN:  US04649U1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Benjamin Allen                                            Mgmt          For                            For
       W. Carl Drew                                              Mgmt          For                            For
       Daniel Gill                                               Mgmt          For                            For
       Patrick Goepel                                            Mgmt          For                            For
       Grace Lee                                                 Mgmt          For                            For
       Bradford Oberwager                                        Mgmt          For                            For
       Bjorn Reynolds                                            Mgmt          For                            For

2.     To ratify the Audit Committee's appointment of Marcum     Mgmt          For                            For
       LLP as our independent registered public accounting
       firm for the year ending December 31, 2022.

3.     To approve the Asure Software, Inc. Third Amended and     Mgmt          For                            For
       Restated Rights Agreement.

4.     To approve an amendment to the 2018 Incentive Award       Mgmt          For                            For
       Plan.

5.     To approve, on a non-binding advisory basis, the          Mgmt          For                            For
       compensation of our named executive officers.

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 ATRICURE, INC.                                                                              Agenda Number:  935593865
--------------------------------------------------------------------------------------------------------------------------
    Security:  04963C209                                                             Meeting Type:  Annual
      Ticker:  ATRC                                                                  Meeting Date:  25-May-2022
        ISIN:  US04963C2098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Michael H. Carrel                   Mgmt          For                            For

1B.    Election of Director: Mark A. Collar                      Mgmt          For                            For

1C.    Election of Director: Regina E. Groves                    Mgmt          For                            For

1D.    Election of Director: B. Kristine Johnson                 Mgmt          For                            For

1E.    Election of Director: Karen N. Prange                     Mgmt          For                            For

1F.    Election of Director: Deborah H. Telman                   Mgmt          For                            For

1G.    Election of Director: Sven A. Wehrwein                    Mgmt          For                            For

1H.    Election of Director: Robert S. White                     Mgmt          For                            For

1I.    Election of Director: Maggie Yuen                         Mgmt          For                            For

2.     Proposal to ratify the appointment of Deloitte &          Mgmt          For                            For
       Touche LLP as independent registered public accounting
       firm for the fiscal year ending December 31, 2022.

3.     Proposal to amend the AtriCure, Inc. 2014 Stock           Mgmt          For                            For
       Incentive Plan to increase the number of authorized
       shares by 1,100,000.

4.     Advisory vote on the compensation of our named            Mgmt          For                            For
       executive officers as disclosed in the proxy statement
       for the 2022 Annual Meeting.

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 AXOGEN, INC.                                                                                Agenda Number:  935596962
--------------------------------------------------------------------------------------------------------------------------
    Security:  05463X106                                                             Meeting Type:  Annual
      Ticker:  AXGN                                                                  Meeting Date:  25-May-2022
        ISIN:  US05463X1063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Karen Zaderej                                             Mgmt          For                            For
       Gregory Freitag                                           Mgmt          For                            For
       Dr. Mark Gold                                             Mgmt          For                            For
       John H. Johnson                                           Mgmt          For                            For
       Alan M. Levine                                            Mgmt          For                            For
       Guido Neels                                               Mgmt          For                            For
       Paul Thomas                                               Mgmt          For                            For
       Amy Wendell                                               Mgmt          For                            For

2.     To ratify the selection of Deloitte & Touche LLP as       Mgmt          For                            For
       our independent registered public accounting firm for
       the year ending December 31, 2022.

3.     To approve, on a non-binding advisory basis, the          Mgmt          For                            For
       compensation of the Company's named executive officers
       as disclosed in the Company's Proxy Statement.

4.     To approve the Axogen, Inc. Second Amended and            Mgmt          For                            For
       Restated 2019 Long-Term Incentive Plan.

5.     To approve an amendment to the Axogen, Inc. Amended       Mgmt          For                            For
       and Restated Bylaws.

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 BIOLASE, INC.                                                                               Agenda Number:  935505048
--------------------------------------------------------------------------------------------------------------------------
    Security:  090911207                                                             Meeting Type:  Special
      Ticker:  BIOL                                                                  Meeting Date:  19-Nov-2021
        ISIN:  US0909112072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To amend the Company's Certificate of Incorporation to    Mgmt          For                            For
       effect a reverse stock split of Company common stock
       (without reducing the authorized number of shares of
       Company common stock).

2.     To adjourn the special meeting, if necessary, in the      Mgmt          For                            For
       reasonable discretion of the Chief Executive Officer
       and President of the Company, to solicit additional
       proxies if there are insufficient votes at the time of
       the special meeting to approve Proposal 1.

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 BIOLASE, INC.                                                                               Agenda Number:  935592849
--------------------------------------------------------------------------------------------------------------------------
    Security:  090911207                                                             Meeting Type:  Annual
      Ticker:  BIOL                                                                  Meeting Date:  28-Apr-2022
        ISIN:  US0909112072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: John R. Beaver                      Mgmt          For                            For

1.2    Election of Director: Dr. Jonathan T. Lord                Mgmt          For                            For

1.3    Election of Director: Dr. Kathleen T. O'Loughlin          Mgmt          For                            For

1.4    Election of Director: Jess Roper                          Mgmt          For                            For

1.5    Election of Director: Dr. Martha Somerman                 Mgmt          For                            For

1.6    Election of Director: Dr. Carol Gomez Summerhays          Mgmt          For                            For

1.7    Election of Director: Dr. Kenneth P. Yale                 Mgmt          For                            For

2.     An advisory vote to approve the compensation of the       Mgmt          For                            For
       Company's named executive officers.

3.     To amend the Company's Certificate of Incorporation to    Mgmt          For                            For
       effect a reverse stock split of Company common stock
       without reducing the authorized number of shares of
       Company common stock.

4.     The ratification of the appointment of BDO USA, LLP as    Mgmt          For                            For
       the Company's independent registered public accounting
       firm for the fiscal year ending December 31, 2022.

--------------------------------------------------------------------------------------------------------------------------
 BIOLIFE SOLUTIONS, INC.                                                                     Agenda Number:  935624709
--------------------------------------------------------------------------------------------------------------------------
    Security:  09062W204                                                             Meeting Type:  Annual
      Ticker:  BLFS                                                                  Meeting Date:  09-Jun-2022
        ISIN:  US09062W2044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Michael Rice                                              Mgmt          For                            For
       Joydeep Goswami                                           Mgmt          For                            For
       Joseph Schick                                             Mgmt          For                            For
       Amy DuRoss                                                Mgmt          For                            For
       Rachel Ellingson                                          Mgmt          For                            For

2.     To approve, on a non-binding, advisory basis, the         Mgmt          For                            For
       compensation of our named executive officers.

3.     To ratify the appointment by the Board of Grant           Mgmt          For                            For
       Thornton LLP as the Company's independent registered
       public accounting firm for the fiscal year ending
       December 31, 2022.

4.     To approve an amendment to the Second Amended and         Mgmt          For                            For
       Restated 2013 Performance Incentive Plan to increase
       the aggregate number of shares of common stock which
       may be issued under the plan from 6,500,000 to
       8,500,000 shares

--------------------------------------------------------------------------------------------------------------------------
 CANTALOUPE INC.                                                                             Agenda Number:  935499170
--------------------------------------------------------------------------------------------------------------------------
    Security:  138103106                                                             Meeting Type:  Annual
      Ticker:  CTLP                                                                  Meeting Date:  10-Nov-2021
        ISIN:  US1381031061
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Lisa P. Baird                       Mgmt          For                            For

1B.    Election of Director: Douglas G. Bergeron                 Mgmt          For                            For

1C.    Election of Director: Douglas L. Braunstein               Mgmt          For                            For

1D.    Election of Director: Sean Feeney                         Mgmt          For                            For

1E.    Election of Director: Jacob Lamm                          Mgmt          For                            For

1F.    Election of Director: Michael K. Passilla                 Mgmt          For                            For

1G.    Election of Director: Ellen Richey                        Mgmt          For                            For

1H.    Election of Director: Anne M. Smalling                    Mgmt          For                            For

1I.    Election of Director: Shannon S. Warren                   Mgmt          For                            For

2.     Ratification of the appointment of BDO USA, LLP as the    Mgmt          For                            For
       independent registered public accounting firm of the
       Company for fiscal year ending June 30, 2022.

3.     Advisory vote on named executive officer compensation.    Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 CAPSTONE GREEN ENERGY CORPORATION                                                           Agenda Number:  935472263
--------------------------------------------------------------------------------------------------------------------------
    Security:  14067D508                                                             Meeting Type:  Annual
      Ticker:  CGRN                                                                  Meeting Date:  27-Aug-2021
        ISIN:  US14067D5086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Paul DeWeese                                              Mgmt          For                            For
       Robert C. Flexon                                          Mgmt          For                            For
       Darren R. Jamison                                         Mgmt          For                            For
       Yon Y. Jorden                                             Mgmt          For                            For
       Robert F. Powelson                                        Mgmt          For                            For
       Denise Wilson                                             Mgmt          For                            For
       Ping Fu                                                   Mgmt          For                            For

2.     Approve an amendment to increase the number of shares     Mgmt          For                            For
       available for issuance under the Capstone Green Energy
       Corporation 2017 Equity Incentive Plan by 500,000.

3.     Advisory vote on the compensation of the Company's        Mgmt          For                            For
       named executive officers as presented in the proxy
       statement.

4.     Ratification of the appointment of Marcum LLP as the      Mgmt          For                            For
       Company's independent registered public accounting
       firm for the fiscal year ending March 31, 2022.

--------------------------------------------------------------------------------------------------------------------------
 CARDIOVASCULAR SYSTEMS, INC.                                                                Agenda Number:  935499877
--------------------------------------------------------------------------------------------------------------------------
    Security:  141619106                                                             Meeting Type:  Annual
      Ticker:  CSII                                                                  Meeting Date:  11-Nov-2021
        ISIN:  US1416191062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Class I Director to hold office until the     Mgmt          For                            For
       2024 Annual Meeting: Augustine Lawlor

1B.    Election of Class I Director to hold office until the     Mgmt          For                            For
       2024 Annual Meeting: Erik Paulsen

2.     To approve a 1,700,000 share increase to the number of    Mgmt          For                            For
       shares of the Company's common stock available for
       issuance under the Amended and Restated 2017 Equity
       Incentive Plan.

3.     To ratify the appointment of PricewaterhouseCoopers       Mgmt          For                            For
       LLP as the independent registered public accounting
       firm of the Company for its fiscal year ending June
       30, 2022.

4.     To approve, on an advisory basis, the compensation        Mgmt          For                            For
       paid to our named executive officers as disclosed in
       the proxy statement.

--------------------------------------------------------------------------------------------------------------------------
 CRYOPORT, INC.                                                                              Agenda Number:  935560854
--------------------------------------------------------------------------------------------------------------------------
    Security:  229050307                                                             Meeting Type:  Annual
      Ticker:  CYRX                                                                  Meeting Date:  29-Apr-2022
        ISIN:  US2290503075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Linda Baddour                                             Mgmt          For                            For
       Richard Berman                                            Mgmt          For                            For
       Daniel Hancock                                            Mgmt          For                            For
       Robert Hariri, M.D. PhD                                   Mgmt          For                            For
       Ram M. Jagannath                                          Mgmt          For                            For
       Ramkumar Mandalam, PhD                                    Mgmt          For                            For
       Jerrell W. Shelton                                        Mgmt          For                            For
       Edward Zecchini                                           Mgmt          For                            For

2.     To ratify the appointment of Ernst & Young LLP as the     Mgmt          For                            For
       independent registered public accounting firm of the
       Company and its subsidiaries for the year ending
       December 31, 2022.

3.     To approve, on an advisory basis, the compensation of     Mgmt          For                            For
       the named executive officers, as disclosed in this
       Proxy Statement.

--------------------------------------------------------------------------------------------------------------------------
 CYNERGISTEK, INC.                                                                           Agenda Number:  935491249
--------------------------------------------------------------------------------------------------------------------------
    Security:  23258P105                                                             Meeting Type:  Annual
      Ticker:  CTEK                                                                  Meeting Date:  13-Oct-2021
        ISIN:  US23258P1057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR (Board Nominee): Michael Loria       Mgmt          For                            For

1B.    ELECTION OF DIRECTOR (Board Nominee): Robert McCashin     Mgmt          For                            For

1C.    ELECTION OF DIRECTOR (Board Nominee): Michael McMillan    Mgmt          For                            For

1D.    ELECTION OF DIRECTOR (Board Nominee): Theresa Meadows     Mgmt          For                            For

1E.    ELECTION OF DIRECTOR (Board Nominee): Mark Roberson       Mgmt          For                            For

1F.    ELECTION OF DIRECTOR (Board Nominee): Dana Sellers        Mgmt          For                            For

1G.    ELECTION OF DIRECTOR (Board Nominee): John Flood          Mgmt          For                            For

1H.    ELECTION OF DIRECTOR (Stockholder Nominee): Daniel        Mgmt          Against                        For
       Berger

2.     Approval, by non-binding vote, of executive               Mgmt          For                            For
       compensation.

3.     Ratification of the appointment of Haskell & White LLP    Mgmt          For                            For
       as the Company's independent registered public
       accounting firm.

--------------------------------------------------------------------------------------------------------------------------
 DIGI INTERNATIONAL INC.                                                                     Agenda Number:  935535863
--------------------------------------------------------------------------------------------------------------------------
    Security:  253798102                                                             Meeting Type:  Annual
      Ticker:  DGII                                                                  Meeting Date:  28-Jan-2022
        ISIN:  US2537981027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Spiro C. Lazarakis                  Mgmt          For                            For

1B.    Election of Director: Hatem H. Naguib                     Mgmt          For                            For

2.     Company proposal to approve, on a non-binding advisory    Mgmt          For                            For
       basis, the compensation paid to named executive
       officers.

3.     Company proposal to ratify the appointment of Grant       Mgmt          For                            For
       Thornton LLP as independent registered public
       accounting firm of the company for the fiscal year
       ending September 30, 2022.

4.     Company proposal to approve the amendment and             Mgmt          For                            For
       restatement of the Digi International Inc. 2021
       Omnibus Incentive Plan.

--------------------------------------------------------------------------------------------------------------------------
 EPLUS INC.                                                                                  Agenda Number:  935478532
--------------------------------------------------------------------------------------------------------------------------
    Security:  294268107                                                             Meeting Type:  Annual
      Ticker:  PLUS                                                                  Meeting Date:  16-Sep-2021
        ISIN:  US2942681071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       BRUCE M. BOWEN                                            Mgmt          For                            For
       JOHN E. CALLIES                                           Mgmt          For                            For
       C. THOMAS FAULDERS, III                                   Mgmt          For                            For
       ERIC D. HOVDE                                             Mgmt          For                            For
       IRA A. HUNT, III                                          Mgmt          For                            For
       MARK P. MARRON                                            Mgmt          For                            For
       MAUREEN F. MORRISON                                       Mgmt          For                            For
       BEN XIANG                                                 Mgmt          For                            For

2.     Advisory vote on named executive officer compensation,    Mgmt          For                            For
       as disclosed in the proxy statement.

3.     Proposal to ratify the selection of Deloitte & Touche     Mgmt          For                            For
       LLP as our independent registered public accounting
       firm for fiscal year 2022.

4.     To approve the 2021 Employee Long-Term Incentive Plan.    Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 EPLUS INC.                                                                                  Agenda Number:  935508905
--------------------------------------------------------------------------------------------------------------------------
    Security:  294268107                                                             Meeting Type:  Special
      Ticker:  PLUS                                                                  Meeting Date:  09-Nov-2021
        ISIN:  US2942681071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve an amendment to the Company's Amended and      Mgmt          For                            For
       Restated Certificate of Incorporation to increase the
       number of authorized shares of common stock.

--------------------------------------------------------------------------------------------------------------------------
 EXAGEN INC                                                                                  Agenda Number:  935638974
--------------------------------------------------------------------------------------------------------------------------
    Security:  30068X103                                                             Meeting Type:  Annual
      Ticker:  XGN                                                                   Meeting Date:  16-Jun-2022
        ISIN:  US30068X1037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class III Director: Bruce Robertson, Ph.D.    Mgmt          For                            For

1.2    Election of Class III Director: Wendy Johnson             Mgmt          For                            For

1.3    Election of Class III Director: Fortunato Ron Rocca       Mgmt          For                            For

2.     To ratify the appointment of BDO USA, LLP as the          Mgmt          For                            For
       independent registered public accounting firm of
       Exagen Inc. for the fiscal year ending December 31,
       2022.

--------------------------------------------------------------------------------------------------------------------------
 FORTRESS BIOTECH, INC.                                                                      Agenda Number:  935638582
--------------------------------------------------------------------------------------------------------------------------
    Security:  34960Q109                                                             Meeting Type:  Annual
      Ticker:  FBIO                                                                  Meeting Date:  21-Jun-2022
        ISIN:  US34960Q1094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Lindsay A. Rosenwald MD                                   Mgmt          For                            For
       Michael S. Weiss                                          Mgmt          For                            For
       Jimmie Harvey, Jr. M.D.                                   Mgmt          For                            For
       Malcolm Hoenlein                                          Mgmt          For                            For
       Dov Klein, CPA                                            Mgmt          For                            For
       J. Jay Lobell                                             Mgmt          For                            For
       Eric K. Rowinsky, M.D.                                    Mgmt          For                            For
       Kevin L. Lorenz, J.D.                                     Mgmt          For                            For

2.     Advisory vote to approve the compensation of our named    Mgmt          For                            For
       executive officers.

3.     Ratification of the appointment of KPMG LLP as            Mgmt          For                            For
       Fortress Biotech, Inc.'s independent registered public
       accounting firm for the fiscal year ending December
       31, 2022.

4.     Amendment of the Amended and Restated Certificate of      Mgmt          For                            For
       Incorporation, as amended, of Fortress Biotech, Inc.,
       in Article IV, Section A, to increase the number of
       authorized shares of Common Stock from 170,000,000 to
       200,000,000.

5.     Amendment of the 2013 Stock Incentive Plan, as            Mgmt          For                            For
       amended, of Fortress Biotech, Inc. to increase the
       number of shares of Common Stock issuable thereunder
       from 13,000,000 to 16,000,000.

--------------------------------------------------------------------------------------------------------------------------
 IMEDIA BRANDS, INC.                                                                         Agenda Number:  935663131
--------------------------------------------------------------------------------------------------------------------------
    Security:  452465206                                                             Meeting Type:  Annual
      Ticker:  IMBI                                                                  Meeting Date:  14-Jun-2022
        ISIN:  US4524652066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Michael Friedman                                          Mgmt          For                            For
       Landel C. Hobbs                                           Mgmt          For                            For
       Jill Krueger                                              Mgmt          For                            For
       Eyal Lalo                                                 Mgmt          For                            For
       Lisa A. Letizio                                           Mgmt          For                            For
       Timothy A. Peterman                                       Mgmt          For                            For
       Darryl C. Porter                                          Mgmt          For                            For
       Aaron P. Reitkopf                                         Mgmt          For                            For

2.     To approve, on an advisory basis, the fiscal 2021         Mgmt          For                            For
       compensation of the Company's named executive officers
       as disclosed in the accompanying proxy statement.

3.     To re-approve our Shareholder Rights Plan.                Mgmt          For                            For

4.     Approve the amendment to the Company's Articles of        Mgmt          For                            For
       Incorporation to increase the number of authorized
       shares of common stock.

--------------------------------------------------------------------------------------------------------------------------
 INUVO, INC.                                                                                 Agenda Number:  935473429
--------------------------------------------------------------------------------------------------------------------------
    Security:  46122W204                                                             Meeting Type:  Annual
      Ticker:  INUV                                                                  Meeting Date:  11-Aug-2021
        ISIN:  US46122W2044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class I Director: Richard K. Howe             Mgmt          For                            For

1.2    Election of Class I Director: Gordon J. Cameron           Mgmt          For                            For

2.     The ratification of the appointment of Mayer Hoffman      Mgmt          For                            For
       McCann P.C. as the Company's independent registered
       public accounting firm.

3.     To approve of an amendment to our articles of             Mgmt          For                            For
       incorporation increasing the number of authorized
       shares of our common stock, $0.001 par value per
       share, that we may issue from 150,000,000 to
       200,000,000.

4.     To approve an adjournment of the 2021 annual meeting,     Mgmt          For                            For
       if necessary, to solicit additional proxies if there
       are not sufficient votes in favor of Proposal 3.

--------------------------------------------------------------------------------------------------------------------------
 INUVO, INC.                                                                                 Agenda Number:  935643862
--------------------------------------------------------------------------------------------------------------------------
    Security:  46122W204                                                             Meeting Type:  Annual
      Ticker:  INUV                                                                  Meeting Date:  16-Jun-2022
        ISIN:  US46122W2044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class II Director: Jonathan Bond              Mgmt          For                            For

2.     The ratification of the appointment of EisnerAmper,       Mgmt          For                            For
       LLP as the Company's independent registered public
       accounting firm.

3.     Approval of an amendment to the Company's 2017 Equity     Mgmt          For                            For
       Compensation Plan increasing the number of shares of
       our common stock available for grants under the plan,
       removing the evergreen formula under the plan, and
       replacing the automatic vesting provisions upon a
       change of control with a discretionary provision.

4.     An advisory vote on executive compensation.               Mgmt          For                            For

--------------------------------------------------------------------------------------------------------------------------
 ISORAY, INC.                                                                                Agenda Number:  935511673
--------------------------------------------------------------------------------------------------------------------------
    Security:  46489V104                                                             Meeting Type:  Annual
      Ticker:  ISR                                                                   Meeting Date:  07-Dec-2021
        ISIN:  US46489V1044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Lori A. Woods                                             Mgmt          For                            For
       Philip J. Vitale, M.D.                                    Mgmt          For                            For
       Michael W. McCormick                                      Mgmt          For                            For
       Alan Hoffmann                                             Mgmt          For                            For

2.     Ratification of the appointment of Assure CPA, LLC        Mgmt          For                            For
       (formerly DeCoria, Maichel & Teague, P.S.) as the
       independent registered public accounting firm of the
       Company for the fiscal year ending June 30, 2022.

3.     Approval of the Amended and Restated 2020 Equity          Mgmt          For                            For
       Incentive Plan.

--------------------------------------------------------------------------------------------------------------------------
 JOURNEY MEDICAL CORPORATION                                                                 Agenda Number:  935642618
--------------------------------------------------------------------------------------------------------------------------
    Security:  48115J109                                                             Meeting Type:  Annual
      Ticker:  DERM                                                                  Meeting Date:  21-Jun-2022
        ISIN:  US48115J1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Lindsay A. Rosenwald MD                                   Mgmt          For                            For
       Claude Maraoui                                            Mgmt          For                            For
       Neil Herskowitz                                           Mgmt          For                            For
       Jeffrey Paley, M.D. PhD                                   Mgmt          For                            For
       Justin Smith                                              Mgmt          For                            For
       Miranda Toledano                                          Mgmt          For                            For

2.     Ratify the appointment of KPMG LLP as the Company's       Mgmt          For                            For
       independent registered public accounting firm for the
       year ending December 31, 2022.

3.     Amendment to the Company's 2015 Stock Plan to increase    Mgmt          For                            For
       the number of shares issuable thereunder.

--------------------------------------------------------------------------------------------------------------------------
 MAGNITE, INC.                                                                               Agenda Number:  935627185
--------------------------------------------------------------------------------------------------------------------------
    Security:  55955D100                                                             Meeting Type:  Annual
      Ticker:  MGNI                                                                  Meeting Date:  07-Jun-2022
        ISIN:  US55955D1000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Michael Barrett                     Mgmt          For                            For

1b.    Election of Director: Rachel Lam                          Mgmt          For                            For

1c.    Election of Director: Robert Spillane                     Mgmt          For                            For

2.     To ratify the selection of Deloitte & Touche LLP as       Mgmt          For                            For
       the company's independent registered public accounting
       firm for the current fiscal year.

3.     To approve, on an advisory basis, of the compensation     Mgmt          For                            For
       of the company's named executive officers.

--------------------------------------------------------------------------------------------------------------------------
 NATERA, INC.                                                                                Agenda Number:  935603755
--------------------------------------------------------------------------------------------------------------------------
    Security:  632307104                                                             Meeting Type:  Annual
      Ticker:  NTRA                                                                  Meeting Date:  25-May-2022
        ISIN:  US6323071042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Roy Baynes                                                Mgmt          For                            For
       James Healy                                               Mgmt          For                            For
       Gail Marcus                                               Mgmt          For                            For

2.     To ratify the appointment of Ernst & Young LLP as         Mgmt          For                            For
       Natera, Inc.'s independent registered public
       accounting firm for the fiscal year ending December
       31, 2022.

3.     To approve, on an advisory (non-binding) basis, the       Mgmt          For                            For
       compensation of Natera, Inc.'s named executive
       officers as disclosed in the proxy statement.

--------------------------------------------------------------------------------------------------------------------------
 NEOGENOMICS, INC.                                                                           Agenda Number:  935603541
--------------------------------------------------------------------------------------------------------------------------
    Security:  64049M209                                                             Meeting Type:  Annual
      Ticker:  NEO                                                                   Meeting Date:  02-Jun-2022
        ISIN:  US64049M2098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Lynn A. Tetrault                    Mgmt          For                            For

1B.    Election of Director: Bruce K. Crowther                   Mgmt          For                            For

1C.    Election of Director: David J. Daly                       Mgmt          For                            For

1D.    Election of Director: Dr. Alison L. Hannah                Mgmt          For                            For

1E.    Election of Director: Stephen M. Kanovsky                 Mgmt          For                            For

1F.    Election of Director: Michael A. Kelly                    Mgmt          For                            For

1G.    Election of Director: Rachel A. Stahler                   Mgmt          For                            For

2.     Approval, on an advisory basis, of the Compensation       Mgmt          For                            For
       Paid to the Company's Named Executive Officers.

3.     Approval of the Third Amendment of the Amended and        Mgmt          For                            For
       Restated Employee Stock Purchase Plan.

4.     Ratification of the Appointment of Deloitte & Touche      Mgmt          For                            For
       LLP as the Company's Independent Registered Public
       Accounting Firm.

--------------------------------------------------------------------------------------------------------------------------
 OPTIMIZERX CORPORATION                                                                      Agenda Number:  935473392
--------------------------------------------------------------------------------------------------------------------------
    Security:  68401U204                                                             Meeting Type:  Annual
      Ticker:  OPRX                                                                  Meeting Date:  19-Aug-2021
        ISIN:  US68401U2042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       William J. Febbo                                          Mgmt          For                            For
       Gus D. Halas                                              Mgmt          For                            For
       Lynn O'Connor Vos                                         Mgmt          For                            For
       James Lang                                                Mgmt          For                            For
       Patrick Spangler                                          Mgmt          For                            For
       Gregory D. Wasson                                         Mgmt          For                            For

2.     Advisory approval of the compensation of our named        Mgmt          For                            For
       executive officers.

3.     Advisory vote on the frequency of the advisory vote on    Mgmt          1 Year                         For
       named executive officer compensation.

4.     Approval of the OptimizeRx Corporation 2021 Equity        Mgmt          For                            For
       Incentive Plan.

5.     Ratification of UHY LLP as OptimizeRx's independent       Mgmt          For                            For
       registered public accounting firm for the 2021 fiscal
       year.

--------------------------------------------------------------------------------------------------------------------------
 OPTIMIZERX CORPORATION                                                                      Agenda Number:  935643317
--------------------------------------------------------------------------------------------------------------------------
    Security:  68401U204                                                             Meeting Type:  Annual
      Ticker:  OPRX                                                                  Meeting Date:  09-Jun-2022
        ISIN:  US68401U2042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       William J. Febbo                                          Mgmt          For                            For
       Gus D. Halas                                              Mgmt          For                            For
       Lynn O'Connor Vos                                         Mgmt          For                            For
       James Lang                                                Mgmt          For                            For
       Patrick Spangler                                          Mgmt          For                            For
       Gregory D. Wasson                                         Mgmt          For                            For

2.     Advisory approval of the compensation of our named        Mgmt          For                            For
       executive officers.

3.     Ratification of UHY LLP as OptimizeRx's independent       Mgmt          For                            For
       registered public accounting firm for the 2022 fiscal
       year.

--------------------------------------------------------------------------------------------------------------------------
 OPTION CARE HEALTH, INC.                                                                    Agenda Number:  935578899
--------------------------------------------------------------------------------------------------------------------------
    Security:  68404L201                                                             Meeting Type:  Annual
      Ticker:  OPCH                                                                  Meeting Date:  18-May-2022
        ISIN:  US68404L2016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Anita M. Allemand                                         Mgmt          For                            For
       John J. Arlotta                                           Mgmt          For                            For
       Elizabeth Q. Betten                                       Mgmt          For                            For
       Elizabeth D. Bierbower                                    Mgmt          For                            For
       Natasha Deckmann                                          Mgmt          For                            For
       Aaron Friedman                                            Mgmt          For                            For
       David W. Golding                                          Mgmt          For                            For
       Harry M. J. Kraemer Jr.                                   Mgmt          For                            For
       R. Carter Pate                                            Mgmt          For                            For
       John C. Rademacher                                        Mgmt          For                            For
       Nitin Sahney                                              Mgmt          For                            For
       Timothy Sullivan                                          Mgmt          For                            For
       Mark Vainisi                                              Mgmt          For                            For

2.     To ratify the appointment of KPMG LLP as our              Mgmt          For                            For
       independent registered public accounting firm for the
       year ending December 31, 2022.

3.     To approve, on a non-binding advisory basis, our          Mgmt          For                            For
       executive compensation.

--------------------------------------------------------------------------------------------------------------------------
 PARATEK PHARMACEUTICALS, INC.                                                               Agenda Number:  935613845
--------------------------------------------------------------------------------------------------------------------------
    Security:  699374302                                                             Meeting Type:  Annual
      Ticker:  PRTK                                                                  Meeting Date:  08-Jun-2022
        ISIN:  US6993743029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Thomas J. Dietz, Ph.D.                                    Mgmt          For                            For
       Timothy R. Franson M.D.                                   Mgmt          For                            For
       Evan Loh, M.D.                                            Mgmt          For                            For

2.     To ratify the selection by the Audit Committee of the     Mgmt          For                            For
       Board of Directors of Ernst & Young LLP as our
       independent registered public accounting firm for the
       year ending December 31, 2022.

--------------------------------------------------------------------------------------------------------------------------
 PERFICIENT, INC.                                                                            Agenda Number:  935593663
--------------------------------------------------------------------------------------------------------------------------
    Security:  71375U101                                                             Meeting Type:  Annual
      Ticker:  PRFT                                                                  Meeting Date:  25-May-2022
        ISIN:  US71375U1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Romil Bahl                          Mgmt          For                            For

1B.    Election of Director: Jeffrey S. Davis                    Mgmt          For                            For

1C.    Election of Director: Ralph C. Derrickson                 Mgmt          For                            For

1D.    Election of Director: David S. Lundeen                    Mgmt          For                            For

1E.    Election of Director: Brian L. Matthews                   Mgmt          For                            For

1F.    Election of Director: Nancy C. Pechloff                   Mgmt          For                            For

1G.    Election of Director: Gary M. Wimberly                    Mgmt          For                            For

2.     Proposal to approve, on an advisory basis, a              Mgmt          For                            For
       resolution relating to the 2021 compensation of the
       named executive officers.

3.     Proposal to ratify KPMG LLP as Perficient, Inc.'s         Mgmt          For                            For
       independent registered public accounting firm for the
       2022 fiscal year.

--------------------------------------------------------------------------------------------------------------------------
 PERION NETWORK LTD                                                                          Agenda Number:  935518893
--------------------------------------------------------------------------------------------------------------------------
    Security:  M78673114                                                             Meeting Type:  Annual
      Ticker:  PERI                                                                  Meeting Date:  02-Dec-2021
        ISIN:  IL0010958192
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    To approve the re-election of Mr. Doron Gerstel to        Mgmt          For                            For
       serve as a director of the Company for a period
       commencing on the date of the Meeting and until the
       third annual general meeting of the shareholders of
       the Company following the Meeting or his earlier
       resignation or removal, as applicable.

1B.    To approve the re-election of Ms. Sarit Firon to serve    Mgmt          For                            For
       as a director of the Company for a period commencing
       on the date of the Meeting and until the third annual
       general meeting of the shareholders of the Company
       following the Meeting or her earlier resignation or
       removal, as applicable.

1C.    To approve the re-election of Mr. Rami Schwartz to        Mgmt          For                            For
       serve as a director of the Company for a period
       commencing on the date of the Meeting and until the
       third annual general meeting of the shareholders of
       the Company following the Meeting or his earlier
       resignation or removal, as applicable.

2.     To approve the amendments to Company's compensation       Mgmt          For                            For
       policy regarding insurance premium limits.

2A.    Are you a controlling shareholder (as defined in the      Mgmt          Against
       Proxy Statement) or do you have a personal interest
       (as defined in the Proxy Statement) in the approval of
       Proposal 2? (Please note: If you do not mark either
       'Yes' or 'No', your shares will not be voted for this
       Proposal). Mark "for" = yes or "against" = no.

3.     To approve amendments to the terms of employment of       Mgmt          For                            For
       Mr. Doron Gerstel, Company's Chief Executive Officer,
       as detailed in the Proxy Statement, dated October 26,
       2021.

4.     To approve the capital increase (including the            Mgmt          For                            For
       relevant amendments to the articles of association of
       the Company and to the amended and restated memorandum
       of association of the Company) as detailed in the
       Proxy Statement, dated October 26, 2021.

5.     To approve the appointment of Kost Forer Gabbay &         Mgmt          For                            For
       Kasierer, a member of Ernst & Young Global, as the
       independent public auditors of the Company for the
       year ending on December 31, 2021, and until the next
       annual general meeting of shareholders, and to
       authorize the board of directors, upon the
       recommendation of the audit committee of the Company,
       to determine the compensation of said independent
       auditors in accordance with the volume and nature of
       their services.

--------------------------------------------------------------------------------------------------------------------------
 PERION NETWORK LTD                                                                          Agenda Number:  935676784
--------------------------------------------------------------------------------------------------------------------------
    Security:  M78673114                                                             Meeting Type:  Annual
      Ticker:  PERI                                                                  Meeting Date:  30-Jun-2022
        ISIN:  IL0010958192
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    To approve the re-election of Mr. Eyal Kaplan to serve    Mgmt          For                            For
       as a director of the Company until our third annual
       general meeting of shareholders following this meeting
       or his earlier resignation or removal, as applicable.

1b.    To approve the election of Mr. Amir Guy to serve as a     Mgmt          For                            For
       director of the Company until our third annual general
       meeting of shareholders following this meeting or his
       earlier resignation or removal, as applicable.

2.     To approve the compensation policy for the Company's      Mgmt          For                            For
       officers and directors, as detailed in the Proxy
       Statement, dated May 24, 2022.

2a.    Are you a controlling shareholder (as defined in the      Mgmt          Against
       Proxy Statement) or do you have a personal interest
       (as defined in the Proxy Statement) in the approval of
       Proposal 2? (Please note: If you do not mark either
       'Yes' or 'No', your shares will not be voted for this
       Proposal). Mark "for" = yes or "against" = no.

3.     To approve amendments to the terms of employment of       Mgmt          For                            For
       Mr. Doron Gerstel, the Company's Chief Executive
       Officer, as detailed in the Proxy Statement, dated May
       24, 2022.

3a.    Are you a controlling shareholder (as defined in the      Mgmt          Against
       Proxy Statement) or do you have a personal interest
       (as defined in the Proxy Statement) in the approval of
       Proposal 3? (Please note: If you do not mark either
       'Yes' or 'No', your shares will not be voted for this
       Proposal). Mark "for" = yes or "against" = no.

4.     To approve amendments to the cash compensation terms      Mgmt          For                            For
       of the Company's non-executive directors and
       chairperson, as detailed in the Proxy Statement, dated
       May 24, 2022.

4a.    Are you a controlling shareholder (as defined in the      Mgmt          Against
       Proxy Statement) or do you have a personal interest
       (as defined in the Proxy Statement) in the approval of
       Proposal 4? (Please note: If you do not mark either
       'Yes' or 'No', your shares will not be voted for this
       Proposal). Mark "for" = yes or "against" = no.

5.     To appoint Kost Forer Gabbay & Kasierer, a member of      Mgmt          For                            For
       Ernst & Young Global, as the independent public
       auditors of the Company for the year ending on
       December 31, 2022, and until the next annual general
       meeting of shareholders, and that the board of
       directors of the Company, upon the recommendation of
       the audit committee of the Company, is authorized to
       determine the compensation of said independent
       auditors in accordance with the volume and nature of
       their services.

--------------------------------------------------------------------------------------------------------------------------
 ROCKWELL MEDICAL, INC.                                                                      Agenda Number:  935607296
--------------------------------------------------------------------------------------------------------------------------
    Security:  774374102                                                             Meeting Type:  Annual
      Ticker:  RMTI                                                                  Meeting Date:  09-May-2022
        ISIN:  US7743741024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Allen Nissenson, M.D.               Mgmt          For                            For

2.     Approve, on an advisory basis, the compensation of the    Mgmt          For                            For
       Company's named executive officers.

3.     Ratify the selection of Marcum LLP as the Company's       Mgmt          For                            For
       independent registered public accounting firm for
       2022.

4.     Approve and adopt an amendment to the Company's           Mgmt          For                            For
       Certificate of Incorporation to effect a reverse stock
       split of the Company's common stock with no change to
       the number of authorized shares of the Company's
       common stock.

5A.    Approve and adopt amendments to the Company's             Mgmt          For                            For
       Certificate of Incorporation to: Increase the number
       of authorized shares of the Company's common stock
       from 170,000,000 shares to 340,000,000 shares.

5B.    Approve and adopt amendments to the Company's             Mgmt          For                            For
       Certificate of Incorporation to: Effect a reverse
       stock split of the Company's common stock with a 55
       percent decrease to the number of authorized shares of
       the Company's common stock.

6.     Approve an amendment and restatement of the Rockwell      Mgmt          For                            For
       Medical, Inc. 2018 Long Term Incentive Plan to
       increase the number of shares reserved for issuance
       thereunder by 5,000,000 shares.

--------------------------------------------------------------------------------------------------------------------------
 SHARPS COMPLIANCE CORP.                                                                     Agenda Number:  935505276
--------------------------------------------------------------------------------------------------------------------------
    Security:  820017101                                                             Meeting Type:  Annual
      Ticker:  SMED                                                                  Meeting Date:  18-Nov-2021
        ISIN:  US8200171010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       SHARON R. GABRIELSON                                      Mgmt          For                            For
       PARRIS H. HOLMES                                          Mgmt          For                            For
       W. PATRICK MULLOY II                                      Mgmt          For                            For
       DAVID P. TUSA                                             Mgmt          For                            For
       SUSAN N. VOGT                                             Mgmt          For                            For

2.     TO APPROVE THE COMPANY'S EXECUTIVE COMPENSATION ON AN     Mgmt          For                            For
       ADVISORY BASIS.

3.     TO RATIFY THE SELECTION BY THE AUDIT COMMITTEE OF THE     Mgmt          For                            For
       BOARD OF DIRECTORS OF BDO USA, LLP AS INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT
       FISCAL YEAR.

--------------------------------------------------------------------------------------------------------------------------
 STREAMLINE HEALTH SOLUTIONS, INC.                                                           Agenda Number:  935473683
--------------------------------------------------------------------------------------------------------------------------
    Security:  86323X106                                                             Meeting Type:  Special
      Ticker:  STRM                                                                  Meeting Date:  29-Jul-2021
        ISIN:  US86323X1063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To ratify the approval, filing and effectiveness of       Mgmt          For                            For
       the Certificate of Amendment to our Certificate of
       Incorporation, filed with the Secretary of State of
       the State of Delaware on May 24, 2021, and the
       increase in the total number of authorized shares of
       common stock from 45,000,000 shares to 65,000,000
       shares, which became effective on May 24, 2021.

2.     To ratify the approval and effectiveness of an            Mgmt          For                            For
       amendment to our Third Amended and Restated 2013 Stock
       Incentive Plan increasing the number of authorized
       shares available for issuance under the plan, which
       was filed with the U.S. Securities and Exchange
       Commission on May 24, 2021 and became effective as of
       the same date, conditioned upon the ratification of
       Proposal 1.

3.     To approve an adjournment of the Special Meeting, if      Mgmt          For                            For
       necessary, to solicit additional proxies if there are
       not sufficient votes in favor of the ratifications.

--------------------------------------------------------------------------------------------------------------------------
 STREAMLINE HEALTH SOLUTIONS, INC.                                                           Agenda Number:  935649650
--------------------------------------------------------------------------------------------------------------------------
    Security:  86323X106                                                             Meeting Type:  Annual
      Ticker:  STRM                                                                  Meeting Date:  07-Jun-2022
        ISIN:  US86323X1063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: Wyche T. "Tee" Green, III           Mgmt          For                            For

1.2    Election of Director: Kenan H. Lucas                      Mgmt          For                            For

1.3    Election of Director: Jonathan R. Phillips                Mgmt          For                            For

1.4    Election of Director: Justin J. Ferayorni                 Mgmt          For                            For

1.5    Election of Director: Judith E. Starkey                   Mgmt          For                            For

2.     To approve, on a non-binding advisory basis, the          Mgmt          For                            For
       compensation of our named executive officers
       ("say-on-pay").

3.     To ratify the appointment of the firm of Dixon Hughes     Mgmt          For                            For
       Goodman LLP to serve as our independent registered
       public accounting firm for fiscal year 2022.

4.     To approve an amendment to the Company's Certificate      Mgmt          For                            For
       of Incorporation, as amended (the "Certificate of
       Incorporation"), to increase the total number of
       authorized shares of common stock from 65,000,000
       shares to 85,000,000 shares.

5.     To approve an amendment to the Streamline Health          Mgmt          For                            For
       Solutions, Inc. Third Amended and Restated 2013 Stock
       Incentive Plan (the "Plan"), to increase the number of
       shares of common stock available for issuance under
       the Plan.

--------------------------------------------------------------------------------------------------------------------------
 UPHEALTH, INC.                                                                              Agenda Number:  935672003
--------------------------------------------------------------------------------------------------------------------------
    Security:  91532B101                                                             Meeting Type:  Annual
      Ticker:  UPH                                                                   Meeting Date:  28-Jun-2022
        ISIN:  US91532B1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Neil Miotto                                               Mgmt          For                            For
       Dr. Raluca Dinu                                           Mgmt          For                            For
       Agnès Rey-Giraud                                          Mgmt          For                            For

2.     Ratification of independent registered public             Mgmt          For                            For
       accounting firm.

--------------------------------------------------------------------------------------------------------------------------
 VERACYTE, INC.                                                                              Agenda Number:  935625838
--------------------------------------------------------------------------------------------------------------------------
    Security:  92337F107                                                             Meeting Type:  Annual
      Ticker:  VCYT                                                                  Meeting Date:  15-Jun-2022
        ISIN:  US92337F1075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Class III Director to serve until the 2025    Mgmt          For                            For
       Annual Meeting: Karin Eastham

1b.    Election of Class III Director to serve until the 2025    Mgmt          For                            For
       Annual Meeting: Jens Holstein

2.     The ratification of the appointment of Ernst & Young      Mgmt          For                            For
       LLP as our independent registered public accounting
       firm for 2022.

3.     The approval, on a non-binding advisory basis, of the     Mgmt          For                            For
       compensation of our named executive officers, as
       disclosed in our proxy statement.

--------------------------------------------------------------------------------------------------------------------------
 VERICEL CORPORATION                                                                         Agenda Number:  935564915
--------------------------------------------------------------------------------------------------------------------------
    Security:  92346J108                                                             Meeting Type:  Annual
      Ticker:  VCEL                                                                  Meeting Date:  27-Apr-2022
        ISIN:  US92346J1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Robert L. Zerbe                                           Mgmt          For                            For
       Alan L. Rubino                                            Mgmt          For                            For
       Heidi Hagen                                               Mgmt          For                            For
       Steven C. Gilman                                          Mgmt          For                            For
       Kevin F. McLaughlin                                       Mgmt          For                            For
       Paul K. Wotton                                            Mgmt          For                            For
       Dominick C. Colangelo                                     Mgmt          For                            For
       Lisa Wright                                               Mgmt          For                            For

2.     To approve, on an advisory basis, the compensation of     Mgmt          For                            For
       Vericel Corporation's named executive officers.

3.     To ratify the appointment of PricewaterhouseCoopers       Mgmt          For                            For
       LLP as Vericel Corporation's independent registered
       public accounting firm for the fiscal year ending
       December 31, 2022.

4.     To approve the adoption of Vericel Corporation's 2022     Mgmt          For                            For
       Omnibus Incentive Plan.

* Management position unknown

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

World Funds Trust

(Registrant)

By /s/ Karen Shupe

Name: Karen Shupe

Title:   Principal Executive Officer

Date:  August 24, 2022